Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 5) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$ (61,635)	$ (48,744)	$ 85,236	$ 132,634	$ 90,329
INVESTING ACTIVITIES:
Purchases of long-lived assets	(82,851)	(67,399)	(165,148)	(72,475)	(7,544)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(658,764)	(392,605)	(1,268,810)	(490,805)	(297,401)
Cash flows from commodity derivatives	4,327	(19,074)
Proceeds from sales of assets	8,741	2,224	24,660	5,080	1,238
Investments in unconsolidated entities	(26,390)		(11,515)
Distributions of capital from unconsolidated entities	4,649
Net cash used in investing activities	(750,288)	(476,854)	(1,455,373)	(546,621)	(296,897)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	1,979,500	1,061,500	2,545,500	1,227,975	478,900
Payments on revolving credit facilities	(1,804,000)	(893,000)	(2,101,000)	(964,475)	(329,900)
Issuance of notes	400,000		450,000	250,000
Proceeds from borrowings on other long-term debt		880	880	653
Payments on other long-term debt	(4,175)	(4,507)	(8,819)	(4,837)	(1,278)
Debt issuance costs	(9,198)	(2,218)	(24,595)	(20,189)	(2,380)
Contributions	395	2,444	2,825	913	440
Distributions to owners	(111,008)	(60,623)
Distributions to noncontrolling interest partners	(8,654)
Proceeds from sale of common units, net of offering costs	370,446	415,089	650,155	(642)	74,759
Net cash provided by financing activities	813,306	519,565	1,369,016	417,716	198,063
Net increase (decrease) in cash and cash equivalents	1,383	(6,033)	(1,121)	3,729	(8,505)
Cash and cash equivalents, beginning of period	10,440	11,561	11,561	7,832	16,337
Cash and cash equivalents, end of period	11,823	5,528	10,440	11,561	7,832
Reportable Entity | NGL Energy Partners LP (Parent)
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	(8,180)	(8,312)	(16,625)	(12,428)
INVESTING ACTIVITIES:
Acquisitions of businesses, including acquired working capital, net of cash acquired		(334,085)	(334,154)	(452,087)	(291,097)
Net cash used in investing activities		(334,085)	(334,154)	(452,087)	(291,097)
FINANCING ACTIVITIES:
Issuance of notes				250,000
Debt issuance costs	(269)	(133)	(645)	(777)
Contributions	395	504	765	510
Distributions to owners	(111,008)	(60,258)
Proceeds from sale of common units, net of offering costs	370,446	415,089	650,155	(642)	74,759
Net changes in advances with consolidated entities	(249,724)	(11,459)	(153,225)	286,991	238,816
Net cash provided by financing activities	9,840	343,743	351,960	464,474	291,097
Net increase (decrease) in cash and cash equivalents	1,660	1,346	1,181	(41)
Cash and cash equivalents, beginning of period	1,181			41	41
Cash and cash equivalents, end of period	2,841	1,346	1,181		41
Reportable Entity | NGL Energy Finance Corp
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	(15,383)
FINANCING ACTIVITIES:
Issuance of notes	400,000		450,000
Debt issuance costs	(7,209)		(12,286)
Net changes in advances with consolidated entities	(377,408)		(437,714)
Net cash provided by financing activities	15,383
Reportable Entity | Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	(56,019)	(44,607)	99,754	140,794	90,477
INVESTING ACTIVITIES:
Purchases of long-lived assets	(81,710)	(37,180)	(118,455)	(59,903)	(6,667)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(657,514)	(56,237)	(932,373)	(38,718)	(6,304)
Cash flows from commodity derivatives	(4,327)	(19,074)
Proceeds from sales of assets	8,741	2,223	12,884	5,080	1,238
Investments in unconsolidated entities	(6,106)		(11,515)
Distributions of capital from unconsolidated entities	2,774
Net cash used in investing activities	(729,488)	(110,268)	(1,083,284)	(81,962)	(4,923)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	1,923,500	1,061,500	2,545,500	1,227,975	478,900
Payments on revolving credit facilities	(1,766,000)	(893,000)	(2,101,000)	(964,475)	(329,900)
Proceeds from borrowings on other long-term debt		780	780	634
Payments on other long-term debt	(4,173)	(4,499)	(8,802)	(4,837)	(1,278)
Debt issuance costs	(1,720)	(2,085)	(11,664)	(19,412)	(2,380)
Net changes in advances with consolidated entities	632,995	(15,123)	556,238	(295,105)	(239,476)
Net cash provided by financing activities	784,602	147,573	981,052	(55,220)	(94,134)
Net increase (decrease) in cash and cash equivalents	(905)	(7,302)	(2,478)	3,612	(8,580)
Cash and cash equivalents, beginning of period	8,728	11,206	11,206	7,594	16,174
Cash and cash equivalents, end of period	7,823	3,904	8,728	11,206	7,594
Reportable Entity | Non-Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	17,947	4,175	2,107	4,268	(148)
INVESTING ACTIVITIES:
Purchases of long-lived assets	(1,141)	(30,219)	(46,693)	(12,572)	(877)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(1,250)	(2,283)	(2,283)
Proceeds from sales of assets		1	11,776
Investments in unconsolidated entities	(20,284)
Distributions of capital from unconsolidated entities	1,875
Net cash used in investing activities	(20,800)	(32,501)	(37,935)	(12,572)	(877)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	56,000
Payments on revolving credit facilities	(38,000)
Proceeds from borrowings on other long-term debt		100	100	19
Payments on other long-term debt	(2)	(8)	(17)
Contributions		1,940	2,060	403	440
Distributions to owners		(365)
Distributions to noncontrolling interest partners	(8,654)
Net changes in advances with consolidated entities	(5,863)	26,582	34,701	8,114	660
Net cash provided by financing activities	3,481	28,249	36,004	8,462	1,100
Net increase (decrease) in cash and cash equivalents	628	(77)	176	158	75
Cash and cash equivalents, beginning of period	531	355	355	197	122
Cash and cash equivalents, end of period	$ 1,159	$ 278	$ 531	$ 355	$ 197